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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630

Southfield, Michigan

48034

          (Address of principal executive offices)

           (Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (248) 353-0790

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

Item 1.  Portfolio of Investments in Securities (unaudited)

Item 2.  Controls and Procedures

Item 3.  Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1.  Portfolio of Investments in Securities.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities (unaudited)

June 30, 2018

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

June 30, 2018

Long-Term State and Municipal Obligations - 96.4%	Principal Amount	Fair Value
Arizona - 3.6%		
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038	$ 250,000	$ 276,517
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	258,695
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	377,510
		912,722
Arkansas - 1.9%		
Rogers, Arkansas, Sales and Use Tax, Revenue, 3%, November 1, 2018	150,000	150,765
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	335,000	336,065
		486,830
Georgia - 3.2%		
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	303,609
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	506,330
		809,939
Hawaii - 5.1%		
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041	250,000	272,990
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	335,000	336,049
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	165,000	165,530
Hawaii State, Series FG, 4%, October 1, 2036	500,000	525,065
		1,299,634
Illinois - 4.8%		
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 1, 2027 (AGM insured)	470,000	475,964
Illinois Finance Authority, 4%, October 1, 2033	250,000	258,920
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	482,115
		1,216,999
Indiana - 2.0%		
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030	350,000	364,984
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	130,000	136,083
		501,067
Maine - 1.2%		
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 15, 2034	45,000	47,273
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	247,880
		295,153
Massachusetts - 0.1%		
Massachusetts State Housing Finance Agency, 3.35%, December 1, 2028	25,000	25,392
Nebraska - 1.0%		
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	260,093

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

June 30, 2018

Long-Term State and Municipal Obligations - 96.4%	Principal Amount	Fair Value
New Hampshire - 3.6%		
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	$ 875,000	$ 917,639
New Jersey - 1.8%		
New Jersey State Educational Facilities Authority, Revenue, 7.5%, December 1, 2032 (Pre-refunded)	420,000	442,592
New York - 7.7%		
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2035	275,000	289,743
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2037	250,000	262,315
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2041	335,000	347,167
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	257,878
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	78,787
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	520,740
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,310
		1,956,940
North Dakota - 0.4%		
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 1, 2025	100,000	101,869
Ohio - 1.4%		
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	355,257
Pennsylvania - 5.1%		
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	568,232
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	515,930
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	208,246
		1,292,408
South Dakota - 2.0%		
South Dakota Housing Development Authority, Homeownership Mortgage, 2018 Series A, 3.8%, November 1, 2038	500,000	504,090
Texas - 7.4%		
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 15, 2032	400,000	422,544
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	267,398

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

June 30, 2018

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued (unaudited)

June 30, 2018

Notes:

On June 30, 2018, the cost on a tax basis of investments in securities was $24,041,884. Net unrealized appreciation totaled $334,490 of which $478,606 related to appreciated securities and $144,116 related to depreciated securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3: Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is a follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2018, based on the inputs used to value them:

	Financial Instruments - Assets			
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$ -	$ 24,376,374	$ -	$ 24,376,374
Money market fund	674,322	-	-	674,322
Total	$ 674,322	$ 24,376,374	$ -	$ 25,050,696

Item 2.  Controls and Procedures.

(a)

Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3.  Exhibits.

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:  _/s/ Joel D. Tauber____________

        Joel D. Tauber, President

Date:  August 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  _/s/ Joel D. Tauber_____________

        Joel D. Tauber, President

Date:  August 9, 2018

By:  _/s/ Ellen T. Horing_____________

        Ellen T. Horing, Treasurer

Date:  August 9, 2018

EXHIBIT INDEX

Exhibit No.

Description

EX.99.302CERT (2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.